Debt Securities - Narrative (Details) € in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2025 USD ($)	May 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Feb. 28, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 31, 2022 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities					$ 32,491.1	$ 22,808.0
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities					14,445.8	11,817.9
Senior Note Program | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities, maturity term			9 months
Borrowings, maximum borrowing capacity			$ 700.0
Financial Products Program
Disclosure of financial liabilities [line items]
Financial liabilities					$ 4,226.1	$ 2,667.4
Financial liabilities, maturity term					15 months	17 months
Financial liabilities, imputed interest rate					5.80%	6.40%
Tier 2 Program
Disclosure of financial liabilities [line items]
Financial liabilities					$ 0.9	$ 7.2
Financial liabilities, maturity term					21 months	14 months
Financial liabilities, imputed interest rate					6.43%	6.43%
Financial liabilities, matured	$ 6.3
EMTN Program
Disclosure of financial liabilities [line items]
Financial liabilities					$ 382.0	$ 333.4
Financial liabilities, maturity term					25 months	37 months
Financial liabilities, imputed interest rate					8.375%	8.375%
Borrowings, maximum borrowing capacity							$ 750.0
Proceeds from non-current borrowings | €				€ 300.0
Proceeds from non-current borrowings, net | €				€ 298.5
Borrowings, interest rate				8.375%
Senior Note Program
Disclosure of financial liabilities [line items]
Financial liabilities					$ 1,112.6	$ 596.5
Financial liabilities, maturity term		3 years	5 years		37 months	58 months
Proceeds from non-current borrowings		$ 500.0	$ 600.0
Proceeds from non-current borrowings, net		$ 498.3	$ 596.7
Borrowings, interest rate		5.829%	6.404%		6.10%	6.40%